Business developments (Details 3) In Millions, unless otherwise specified	Jul. 18, 2012 Crescent Holding GmbH	Apr. 21, 2011 Qatar Holding LLC
Related party disclosures
Shares held by related party	78.4	73.2
Portion of registered Group shares held by related party (as a percent)	6.10%	6.20%